ROYALTY AND OTHER PROPERTY INTERESTS - Disclosure for detailed information of payments in assets purchase agreement (Details) - Agnicos Oijarvi Gold Project [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Amount of shares issued	$ 1,500
Paid and issued upon signing of agreement [Member]
Disclosure of detailed information about business combination [line items]
Amount of shares issued	375
Paid and issued on first anniversary of purchase agreement [Member]
Disclosure of detailed information about business combination [line items]
Amount of shares issued	500
Paid and issued on second anniversary of purchase agreement [Member]
Disclosure of detailed information about business combination [line items]
Amount of shares issued	625
Paid and issued on third anniversary of purchase agreement [Member]
Disclosure of detailed information about business combination [line items]
Amount of shares issued	0
Gold Line Resources Ltd [Member]
Disclosure of detailed information about business combination [line items]
Cash Payments	7,000
Amount of shares issued	1,500
Gold Line Resources Ltd [Member] | Paid and issued upon signing of agreement [Member]
Disclosure of detailed information about business combination [line items]
Cash Payments	750
Amount of shares issued	375
Gold Line Resources Ltd [Member] | Paid and issued on first anniversary of purchase agreement [Member]
Disclosure of detailed information about business combination [line items]
Cash Payments	1,500
Amount of shares issued	500
Gold Line Resources Ltd [Member] | Paid and issued on second anniversary of purchase agreement [Member]
Disclosure of detailed information about business combination [line items]
Cash Payments	1,750
Amount of shares issued	625
Gold Line Resources Ltd [Member] | Paid and issued on third anniversary of purchase agreement [Member]
Disclosure of detailed information about business combination [line items]
Cash Payments	3,000
Amount of shares issued	$ 0